SELECT DIMENSIONS LIFE II
MODIFIED SINGLE PREMIUM
VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                                                 [LOGO]

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This Prospectus describes information you should know before you purchase Select Dimensions Life II. Please read it carefully.

Select Dimensions Life II is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying portfolios.
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At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you Portfolios with investment strategies ranging from conservative to aggressive and you may pick those Portfolios that meet your investment style.

The Sub-Accounts and the Portfolios are listed below:

- MONEY MARKET SUB-ACCOUNT which purchases Class X shares of Money Market Portfolio of the Morgan Stanley Select Dimensions Investment Series

- NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT which purchases Class X shares of North American Government Securities Portfolio of the Morgan Stanley Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfer of existing Contract Values)

- DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class X shares of Diversified Income Portfolio of the Morgan Stanley Select Dimensions Investment Series

- BALANCED GROWTH SUB-ACCOUNT which purchases Class X shares of Balanced Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- UTILITIES SUB-ACCOUNT which purchases Class X shares of Utilities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- DIVIDEND GROWTH SUB-ACCOUNT which purchases Class X shares of Dividend Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- VALUE-ADDED MARKET SUB-ACCOUNT which purchases Class X shares of Value-Added Market Portfolio of the Morgan Stanley Select Dimensions Investment Series

- GROWTH SUB-ACCOUNT which purchases Class X shares of Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- AMERICAN OPPORTUNITIES SUB-ACCOUNT which purchases Class X shares of American Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- CAPITAL OPPORTUNITIES SUB-ACCOUNT (formerly Mid-Cap Equity Sub-Account) which purchases Class X shares of Capital Opportunities Portfolio (formerly Mid-Cap Equity Portfolio) of the Morgan Stanley Select Dimensions Investment Series

- GLOBAL EQUITY SUB-ACCOUNT which purchases Class X shares of Global Equity Portfolio of the Morgan Stanley Select Dimensions Investment Series

- DEVELOPING GROWTH SUB-ACCOUNT which purchases Class X shares of Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- EMERGING MARKETS SUB-ACCOUNT which purchases Class X shares of Emerging Markets Portfolio of the Morgan Stanley Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfers of existing Contract Value)

- HIGH YIELD SUB-ACCOUNT which purchases shares of High Yield Portfolio of the The Universal Institutional Funds, Inc.

- MID-CAP VALUE SUB-ACCOUNT which purchases shares of Mid-Cap Value Portfolio of the The Universal Institutional Funds, Inc.

- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases shares of Emerging Markets Debt Portfolio of the The Universal Institutional Funds, Inc.

- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases shares of Emerging Markets Equity Portfolio of the The Universal Institutional Funds, Inc.

- FIXED INCOME SUB-ACCOUNT which purchases shares of Fixed Income Portfolio of the The Universal Institutional Funds, Inc.

- ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT which purchases shares of Active International Allocation Portfolio of the The Universal Institutional
  Funds, Inc.

- GROWTH AND INCOME SUB-ACCOUNT (formerly Strategic Stock Sub-Account) which purchases Class I shares of Growth and Income Portfolio (formerly Strategic Stock Portfolio) of the Van Kampen Life Investment Trust

- ENTERPRISE SUB-ACCOUNT which purchases Class I shares of Enterprise Portfolio of the Van Kampen Life Investment Trust

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
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PROSPECTUS DATED: MAY 1, 2002

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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TABLE OF CONTENTS

                                                                PAGE
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SUMMARY OF BENEFITS AND RISKS                                     4
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FEE TABLE                                                         5
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ABOUT US                                                          8
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  Hartford Life and Annuity Insurance Company                     8
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  Separate Account Five                                           8
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  The Portfolios                                                  8
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CHARGES AND DEDUCTIONS                                           11
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YOUR POLICY                                                      13
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PREMIUMS                                                         15
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DEATH BENEFITS AND POLICY VALUES                                 16
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MAKING WITHDRAWALS FROM YOUR POLICY                              18
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LOANS                                                            18
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LAPSE AND REINSTATEMENT                                          19
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FEDERAL TAX CONSIDERATIONS                                       19
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LEGAL PROCEEDINGS                                                23
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OTHER MATTERS                                                    23
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GLOSSARY OF SPECIAL TERMS                                        24
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4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying portfolios.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying portfolios of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the Funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying portfolios. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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FEE TABLE

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Surrender Charges       When you fully or partially          A percentage of the amount
                        surrender your policy.               surrendered, not to exceed the
                                                             premium payments, depending on the
                                                             Policy Year, in which the premium
                                                             payment was made.
                                                             The percentage is as follows:
                                                             Policy Year          Percentage
                                                                  1                  7.5%
                                                                  2                  7.5%
                                                                  3                  7.5%
                                                                  4                    6%
                                                                  5                    6%
                                                                  6                    4%
                                                                  7                    4%
                                                                  8                    2%
                                                                  9                    2%
                                                                  10+                 0%
Unamortized Tax Charge  Upon surrender or partial surrender  A percentage of the Account Value
                        of the policy.                       depending on the Policy Year the
                                                             surrender takes place.
                                                             The percentage is as follows:
                                                             Policy Year          Percentage
                                                                  1                 2.25%
                                                                  2                 2.00%
                                                                  3                 1.75%
                                                                  4                 1.50%
                                                                  5                 1.25%
                                                                  6                 1.00%
                                                                  7                 0.75%
                                                                  8                 0.50%
                                                                  9                 0.25%
                                                                  10+              0.00%


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Surrender Charges       All, if the surrender is subject to a
                        charge.
Unamortized Tax Charge  Only policies which elect Option 1.

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             Individualized depending on age,
Charges                                                      sex and other factors.
Mortality and Expense   Monthly.                             - Under Option 1: .90% (annualized)
Risk Charge                                                  of Sub-Account Value in Policy
                                                               Years 1-10 and .50% (annualized)
                                                               for Policy Years 11 and beyond

                                                             - Under Option 2: .65% (annualized)
                                                             of Sub-Account Value in Policy
                                                               Years 1-10 and .50% (annualized)
                                                               for Policy Years 11 and beyond
Tax Expense Charge      Under Option 1: Monthly.             Under Option 1: .40% (annualized)
                                                             of Account Value for Policy Years
                                                             1-10
                        Under Option 2: Receipt of Premium   Under Option 2: 4% of each premium
                        Payment.                             payment in all Policy Years
Annual Maintenance Fee  On Policy Anniversary Date or upon   $30.00
                        surrender of the policy.
Administrative Charge   Monthly.                             .40% (annualized) of Sub-Account
                                                             Value


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge
Tax Expense Charge                       All
Annual Maintenance Fee  Only policies with an Account Value of less than $50,000 on the Policy
                        Anniversary Date or date of surrender.
Administrative Charge                    All

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The next table describes the Portfolio fees and expenses that you will pay periodically during the time that you own the policy. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

ANNUAL FUND OPERATING EXPENSES
AS OF THE FUND'S YEAR END
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                          TOTAL FUND
                                                                MANAGEMENT      OTHER     OPERATING
                                                                   FEES        EXPENSES    EXPENSES
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MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:
Money Market Portfolio                                            0.50%         0.02%       0.52%
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North American Government Securities Portfolio (1)                0.65%         0.52%       1.17%
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Diversified Income Portfolio                                      0.40%         0.09%       0.49%
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Balanced Growth Portfolio                                         0.60%         0.04%       0.64%
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Utilities Portfolio                                               0.65%         0.04%       0.69%
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Dividend Growth Portfolio                                         0.61%         0.01%       0.62%
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Value-Added Market Portfolio                                      0.50%         0.04%       0.54%
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Growth Portfolio                                                  0.80%         0.06%       0.86%
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American Opportunities Portfolio                                  0.62%         0.03%       0.65%
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Capital Opportunities Portfolio                                   0.75%         0.05%       0.80%
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Global Equity Portfolio                                           1.00%         0.07%       1.07%
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Developing Growth Portfolio                                       0.50%         0.09%       0.59%
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Emerging Markets Portfolio (1)                                    1.25%         0.29%       1.54%
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THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio (2)                                          0.50%         0.33%       0.83%
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Mid-Cap Value Portfolio (2)                                       0.75%         0.35%       1.10%
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Emerging Markets Debt Portfolio (2)                               0.80%         0.37%       1.17%
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Emerging Markets Equity Portfolio (2)                             1.25%         0.87%       2.12%
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Fixed Income Portfolio (2)                                        0.40%         0.31%       0.71%
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Active International Allocation Portfolio (2)                     0.80%         0.88%       1.68%
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VAN KAMPEN LIFE INVESTMENT TRUST:
Growth and Income Portfolio -- Class I (3)                        0.60%         0.15%       0.75%
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Enterprise Portfolio -- Class I                                   0.50%         0.12%       0.62%
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(1) Closed to new investments or transfers of existing Contract Values.

(2) The Management Fee and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fee and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Including such reductions, expenses would be as follows:

                                                                                          TOTAL FUND
                                                                MANAGEMENT      OTHER     OPERATING
PORTFOLIO                                                          FEES        EXPENSES    EXPENSES
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High Yield                                                        0.47%         0.33%       0.80%
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Mid-Cap Value                                                     0.70%         0.35%       1.05%
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Emerging Markets Debt                                             0.80%         0.37%       1.17%
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Emerging Markets Equity                                           0.98%         0.87%       1.85%
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Fixed Income                                                      0.39%         0.31%       0.70%
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Active International Allocation                                   0.27%         0.88%       1.15%
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Technology Portfolio                                              0.66%         0.51%       1.17%
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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(3) With respect to the Enterprise and the Growth and Income Portfolios, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios were:

                                                                                          TOTAL FUND
                                                                MANAGEMENT      OTHER     OPERATING
PORTFOLIO                                                          FEES        EXPENSES    EXPENSES
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VAN KAMPEN LIFE INVESTMENT TRUST:
Enterprise Portfolio -- Class I                                   0.48%         0.12%       0.60%
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Growth and Income Portfolio -- Class I                            0.25%         0.40%       0.65%
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8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              9/26/01         A+      Financial strength
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                                                    Financial security
 Standard & Poor's          9/20/01        AA       characteristics
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 Fitch                      9/21/01        AA+      Claims paying ability
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SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on August 17, 1994 under the laws of Connecticut.

THE PORTFOLIOS

The underlying investments for the Contract are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark-Variable Insurance Trust-SM- and Franklin Templeton Variable Insurance Products Trust, all open-ended investment companies. The underlying portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.

NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO (Effective September 7, 1999, closed to new investments or transfers of existing Contract Values) -- Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.

DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, in approximately

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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equal proportions, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index. The Portfolio's investment manager will adjust the Portfolio's investment securities at least annually to maintain an approximate equal weighting of each S&P 500 stock.

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies having stock market values or capitalizations of at least $1 billion.

AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to have attractive earnings growth potential and that the investment manager believes will have the relative earnings growth potential over the projected economic outlook.

CAPITAL OPPORTUNITIES PORTFOLIO (formerly Mid-Cap Equity Portfolio) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S & P 400 Index).

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

EMERGING MARKETS PORTFOLIO (Effective September 7, 1999, closed to new investments or transfers of existing Contract Values) -- Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.

MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P Index. The Portfolio may purchase stocks that typically do not pay dividends.

EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with strong shareholder value orientation.

FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the Investment Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation;
(ii) fundamental change; and (iii) market momentum/ technicals.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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VAN KAMPEN LIFE INVESTMENT TRUST:

GROWTH AND INCOME PORTFOLIO (formerly Strategic Stock Portfolio) -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

THE INVESTMENT ADVISERS

Morgan Stanley Investment Advisors Inc. ("MS Advisors"), a Delaware Corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, is the Investment Manager for the Money Market Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Capital Opportunities Portfolio (Mid-Cap Equity Portfolio), the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series (the "Morgan Stanley Portfolios"). MS Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")

MS Advisors provides administrative services, manages the Morgan Stanley Portfolios' business affairs and manages the investment of the Morgan Stanley Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MS Advisors has retained Morgan Stanley Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Portfolios. For its services, the Morgan Stanley Portfolios pay MS Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MS Advisors and the respective fees of the Morgan Stanley Portfolios.

With regard to the Capital Opportunities Portfolio (formerly Mid-Cap Equity Portfolio), North American Government Securities Portfolio and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MS Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MS Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

With regard to the Growth Portfolio, Morgan Stanley Investment Management Inc. ("MS Investment Management"), under a Sub-Advisory Agreement with MS Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MS Advisors. MS Investment Management, like MS Advisors, is a wholly-owned subsidiary of MSDW. MS Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MS Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, High Yield Portfolio, Fixed Income Portfolio, MidCap Value Portfolio, and Technology Portfolio. As the investment adviser to these Portfolios, MS Investment Management, provides investment advice and portfolio management services. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of MS Investment Management, served as investment adviser to the High Yield Portfolio, Fixed Income Portfolio and MidCap Value Portfolio.

The Investment Adviser with respect to the Growth and Income Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $97 billion under management or supervision as of December 31, 2000. Van Kampen Investments Inc.'s more than 50 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.

On December 11, 2001 we amended our application with the Securities and Exchange Commission seeking an order approving the substitution of shares of an investment portfolio of The Universal Institutional Funds, Inc. ("Universal Funds") held by the Sub-Accounts for shares of an investment portfolio of Morgan Stanley Select Dimensions Investment Series ("Select Dimensions Trust") held by the Sub-Accounts.

Our amended application seeks an order approving only the substitution of shares of Universal Funds' Fixed Income Portfolio for shares of Select Dimensions Trust's North American Government Securities Portfolio. We no longer intend to substitute shares of Universal Funds' Emerging Markets Equity Portfolio for shares of Select Dimensions Trust's Emerging Markets Portfolio. Accordingly, references to these Portfolios should be disregarded for purposes of the proposed substitution.

Until the date of the proposed substitution, each Policy owner is permitted to make one transfer of all amounts invested in the affected Sub-Account to another Sub-Account, or to the Fixed Account (if available), without that transfer counting towards the twenty (20) unrestricted transfers permitted each Policy Year. Also, we will not exercise any rights reserved under the Policies to impose additional restrictions on the transfers until at least thirty (30) days after the proposed substitution occurs.

We anticipate that if our application is approved, the proposed substitution will occur in 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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MIXED AND SHARED FUNDING -- Shares of the Portfolios may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Portfolios. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolios from the Separate Account or replacing the Portfolio with another underlying Portfolio. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Portfolio shares held in the Separate Account and we have the right to vote at the Portfolio's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Portfolio shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Portfolio shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners. Vote all Portfolio shares attributable to your policy according to instructions received from you, and

- Vote all Portfolio shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Portfolio shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
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The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See " Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
-------------------------
 1            2.25%
-------------------------
 2            2.00%
-------------------------
 3            1.75%
-------------------------
 4            1.50%
-------------------------
 5            1.25%
-------------------------
 6            1.00%
-------------------------
 7            0.75%
-------------------------
 8            0.50%
-------------------------
 9            0.25%
-------------------------
 10+          0.00%
-------------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:
- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE PORTFOLIOS -- The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of the Portfolio shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Portfolios. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
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POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.

LIMITATIONS ON TRANSFERS OF ACCOUNT VALUE -- This Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective November 15, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new procedure to your Policy during the period starting November 15, 2001 through the anniversary of your next policy date, and then during each Policy Year thereafter.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your policy. We may, in our sole discretion, establish new Portfolios. New Portfolios will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Portfolios to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Portfolio already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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(the "1940 Act"), substitutions of shares attributable to your interest in a Portfolio will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

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ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Money Market Sub-Account.

We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Portfolio. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Portfolio held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Portfolio held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Portfolio are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Portfolios to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Portfolios, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;
- trading on the New York Stock Exchange is restricted by the SEC;
- the SEC permits and orders postponement; or
- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
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DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENT OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We

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determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
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LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state,

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municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Portfolios) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY
BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a MEC if no additional premiums are paid.

A contract that is classified as MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a MEC during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

All MEC policies that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying Portfolio are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

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Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the Policy.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code
Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual Policy Owners should consult a qualified tax adviser to determine the potential impact on the purchaser.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal tax that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account is a party.

OTHER MATTERS
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LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT FIVE

DATE OF PROSPECTUS: MAY 1, 2002
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
 SURRENDER VALUES                                                7
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                        EXECUTIVE OFFICERS AND DIRECTORS

NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Michael B. Cefole      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Patrice Kelly-Ellis    Senior Vice President (2001-present), Vice President
                       (1999-2001), Assistant Vice President (1995-1999), Hartford
                       Life Insurance Company; Senior Vice President
                       (2001-present), Vice President (1999-2001), Assistant Vice
                       President (1995-2000), Hartford Life and Annuity Insurance
                       Company

Timothy M. Fitch       Senior Vice President & Actuary (2002-present), Vice
                       President & Actuary (1995-2001), Hartford Life Insurance
                       Company; Vice President & Actuary (1997-present), Assistant
                       Vice President & Actuary (1995-1997), Hartford Life and
                       Annuity Insurance Company

Mary Jane B. Fortin    Senior Vice President & Chief Accounting Officer
                       (2002-present), Vice President & Chief Accounting Officer
                       (1998-2001), Assistant Vice President & Chief Accounting
                       Officer (1998), Hartford Life Insurance Company; Vice
                       President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life and Annuity Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Servus
                       Life Insurance Company, Vice President & Chief Accounting
                       Officer (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Susan Hess             Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company
Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Senior Vice President (2001-2002), Vice
                       President (1998-2001, 2002-present), Hartford Life Insurance
                       Company; Vice President (1995-1997), Providian Insurance
Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company
David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company
Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred
Thomas M. Marra        Chief Executive Officer and Chairman of the Board
                       (2002-present), Director (1994-present), President
                       (2000-present), Executive Vice President (1997-2000), Senior
                       Vice President (1993-1997), Hartford Life and Annuity
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1994-Present), President
                       (2000-present), Executive Vice President (1995-2000),
                       Hartford Life Insurance Company; Chief Executive Officer and
                       Chairman of the Board (2002-present), Director
                       (1998-present), President (2000-present), Servus Life
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1995-present), President
                       (2000-present), Hart Life Insurance Company
Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services
Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company
Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company
Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company
Martin A. Swanson      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2000-present), Assistant Vice President (1999-2000),
                       Hartford Life and Annuity Insurance Company; Vice President
                       (1997-1998) Paine Webber
Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)
David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following table shows officers and directors of HSD:

NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Bruce W. Ferris             Vice President
-----------------------------------------------------------------
 David T. Foy                Treasurer
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Ryan Johnson                Vice President
-----------------------------------------------------------------
 Stephen T. Joyce            Vice President
-----------------------------------------------------------------
 Thomas M. Marra             President, Chief Executive Officer
                             and Chairman of the Board, Director
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary
-----------------------------------------------------------------
 John C. Walters             Executive Vice President, Director
-----------------------------------------------------------------

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES

The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 65 with a Face Amount of $20,000 is illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female, both age 65, for a Face Amount of $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

The amounts shown for the death benefit and surrender value as of the end ofeach Policy Year take into account an average daily charge equal to an annualcharge of 0.82% of the average daily net assets of the Funds for investmentadvisory and administrative services fees. The gross annual investment returnrates of 0%, 6% and 12% on the Funds assets are equal to net annual investmentreturn rates (net of the annual charge of 0.82% described above) of -0.82%,5.18% and 11.18%, respectively.

The hypothetical returns shown in the tables are without any tax charges thatmay be attributable to the Separate Account in the future. In order to produceafter tax returns of 0%, 6%, and 12%, the Separate Account would have to earn asufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account-Separate Account Taxes").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.13% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500        10,855       9,830     20,000     10,642       9,622     20,000
    2           11,025        11,750      10,735     20,000     11,300      10,294     20,000
    3           11,576        12,721      11,719     20,000     12,013      11,023     20,000
    4           12,155        13,776      12,939     20,000     12,791      11,969     20,000
    5           12,763        14,921      14,104     20,000     13,645      12,845     20,000
    6           13,401        16,163      15,572     20,000     14,590      14,015     20,000
    7           14,071        17,512      16,951     20,000     15,645      15,097     20,000
    8           14,775        18,980      18,655     21,068     16,833      16,518     20,000
    9           15,513        20,587      20,306     22,441     18,187      17,912     20,000
    10          16,289        22,319      22,289     24,328     19,712      19,682     21,486
    11          17,103        24,396      24,366     26,348     21,542      21,512     23,266
    12          17,959        26,675      26,645     28,543     23,551      23,521     25,200
    13          18,856        29,155      29,125     31,196     25,734      25,704     27,536
    14          19,799        31,879      31,849     33,792     28,135      28,105     29,824
    15          20,789        34,849      34,819     36,940     30,745      30,715     32,590
    16          21,829        38,113      38,083     40,019     33,621      33,591     35,302
    17          22,920        41,670      41,640     43,754     36,747      36,717     38,585
    18          24,066        45,562      45,532     47,840     40,140      40,110     42,148
    19          25,270        49,821      49,791     52,312     43,818      43,788     46,009
    20          26,533        54,480      54,480     57,205     47,797      47,767     50,187

    25          33,864        85,449      85,449     89,722     73,080      73,080     76,734
    30          43,219       134,022     134,022    138,043    112,072     112,072    115,434
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.13% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500        10,269       9,258     20,000     10,053       9,047     20,000
    2           11,025        10,514       9,523     20,000     10,047       9,066     20,000
    3           11,576        10,765       9,797     20,000     10,007       9,052     20,000
    4           12,155        11,023      10,228     20,000      9,929       9,154     20,000
    5           12,763        11,289      10,518     20,000      9,805       9,064     20,000
    6           13,401        11,561      11,016     20,000      9,625       9,114     20,000
    7           14,071        11,841      11,322     20,000      9,376       8,901     20,000
    8           14,775        12,128      11,837     20,000      9,042       8,786     20,000
    9           15,513        12,423      12,162     20,000      8,601       8,377     20,000
    10          16,289        12,726      12,696     20,000      8,029       7,999     20,000
    11          17,103        13,142      13,112     20,000      7,362       7,332     20,000
    12          17,959        13,572      13,542     20,000      6,501       6,471     20,000
    13          18,856        14,018      13,988     20,000      5,400       5,370     20,000
    14          19,799        14,479      14,449     20,000      3,998       3,968     20,000
    15          20,789        14,956      14,926     20,000      2,209       2,179     20,000
    16          21,829        15,450      15,420     20,000         --          --         --
    17          22,920        15,962      15,932     20,000         --          --         --
    18          24,066        16,491      16,461     20,000         --          --         --
    19          25,270        17,039      17,009     20,000         --          --         --
    20          26,533        17,607      17,577     20,000         --          --         --

    25          33,864        20,756      20,726     21,795         --          --         --
    30          43,219        24,499      24,469     25,235         --          --         --
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.87% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500         9,683       8,708     20,000      9,464       8,512     20,000
    2           11,025         9,346       8,428     20,000      8,865       7,993     20,000
    3           11,576         9,020       8,156     20,000      8,227       7,436     20,000
    4           12,155         8,705       8,022     20,000      7,542       6,946     20,000
    5           12,763         8,400       7,761     20,000      6,799       6,276     20,000
    6           13,401         8,104       7,669     20,000      5,986       5,656     20,000
    7           14,071         7,818       7,416     20,000      5,084       4,812     20,000
    8           14,775         7,540       7,322     20,000      4,071       3,939     20,000
    9           15,513         7,272       7,078     20,000      2,920       2,824     20,000
    10          16,289         7,012       6,982     20,000      1,597       1,567     20,000
    11          17,103         6,815       6,785     20,000         75          45     20,000
    12          17,959         6,622       6,592     20,000         --          --         --
    13          18,856         6,434       6,404     20,000         --          --         --
    14          19,799         6,251       6,221     20,000         --          --         --
    15          20,789         6,072       6,042     20,000         --          --         --
    16          21,829         5,897       5,867     20,000         --          --         --
    17          22,920         5,726       5,696     20,000         --          --         --
    18          24,066         5,560       5,530     20,000         --          --         --
    19          25,270         5,397       5,367     20,000         --          --         --
    20          26,533         5,239       5,209     20,000         --          --         --

    25          33,864         4,501       4,471     20,000         --          --         --
    30          43,219         3,847       3,817     20,000         --          --         --
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.13% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500        10,488       9,708     20,000     10,261       9,481     20,000
    2           11,025        11,426      10,646     20,000     10,944      10,164     20,000
    3           11,576        12,451      11,671     20,000     11,688      10,908     20,000
    4           12,155        13,571      12,941     20,000     12,506      11,876     20,000
    5           12,763        14,794      14,164     20,000     13,411      12,781     20,000
    6           13,401        16,130      15,700     20,000     14,419      13,989     20,000
    7           14,071        17,590      17,160     20,000     15,552      15,122     20,000
    8           14,775        19,190      18,960     21,301     16,838      16,608     20,000
    9           15,513        20,951      20,721     22,837     18,316      18,086     20,000
    10          16,289        22,862      22,832     24,920     19,983      19,953     21,782
    11          17,103        24,990      24,960     26,990     21,839      21,809     23,586
    12          17,959        27,326      27,296     29,239     23,875      23,845     25,547
    13          18,856        29,867      29,837     31,958     26,090      26,060     27,916
    14          19,799        32,658      32,628     34,618     28,524      28,494     30,236
    15          20,789        35,701      35,671     37,844     31,171      31,141     33,041
    16          21,829        39,046      39,016     40,999     34,087      34,057     35,791
    17          22,920        42,691      42,661     44,826     37,256      37,226     39,120
    18          24,066        46,679      46,649     49,014     40,697      40,667     42,733
    19          25,270        51,043      51,043     53,596     44,426      44,396     46,648
    20          26,533        55,851      55,851     58,644     48,461      48,431     50,885

    25          33,864        87,599      87,599     91,980     74,096      74,096     77,801
    30          43,219       137,395     137,395    141,517    113,630     113,630    117,040
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.13% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500         9,922       9,148     20,000      9,692       8,935     20,000
    2           11,025        10,224       9,444     20,000      9,727       8,968     20,000
    3           11,576        10,536       9,756     20,000      9,731       8,971     20,000
    4           12,155        10,859      10,229     20,000      9,698       9,086     20,000
    5           12,763        11,192      10,562     20,000      9,622       9,014     20,000
    6           13,401        11,537      11,107     20,000      9,491       9,082     20,000
    7           14,071        11,893      11,463     20,000      9,295       8,893     20,000
    8           14,775        12,261      12,031     20,000      9,015       8,805     20,000
    9           15,513        12,642      12,412     20,000      8,632       8,429     20,000
    10          16,289        13,035      13,005     20,000      8,120       8,090     20,000
    11          17,103        13,462      13,432     20,000      7,465       7,435     20,000
    12          17,959        13,904      13,874     20,000      6,618       6,588     20,000
    13          18,856        14,361      14,331     20,000      5,533       5,503     20,000
    14          19,799        14,834      14,804     20,000      4,151       4,121     20,000
    15          20,789        15,324      15,294     20,000      2,388       2,358     20,000
    16          21,829        15,831      15,801     20,000        124          94     20,000
    17          22,920        16,356      16,326     20,000         --          --         --
    18          24,066        16,899      16,869     20,000         --          --         --
    19          25,270        17,461      17,431     20,000         --          --         --
    20          26,533        18,043      18,013     20,000         --          --         --

    25          33,864        21,275      21,245     22,340         --          --         --
    30          43,219        25,116      25,086     25,870         --          --         --
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.87% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500         9,356       8,624     20,000      9,124       8,410     20,000
    2           11,025         9,089       8,377     20,000      8,582       7,908     20,000
    3           11,576         8,828       8,136     20,000      7,995       7,365     20,000
    4           12,155         8,575       8,030     20,000      7,357       6,886     20,000
    5           12,763         8,328       7,798     20,000      6,657       6,228     20,000
    6           13,401         8,087       7,733     20,000      5,882       5,617     20,000
    7           14,071         7,852       7,508     20,000      5,014       4,783     20,000
    8           14,775         7,623       7,440     20,000      4,029       3,918     20,000
    9           15,513         7,400       7,222     20,000      2,899       2,811     20,000
    10          16,289         7,182       7,152     20,000      1,591       1,561     20,000
    11          17,103         6,981       6,951     20,000         69          39     20,000
    12          17,959         6,784       6,754     20,000         --          --         --
    13          18,856         6,593       6,563     20,000         --          --         --
    14          19,799         6,405       6,375     20,000         --          --         --
    15          20,789         6,223       6,193     20,000         --          --         --
    16          21,829         6,044       6,014     20,000         --          --         --
    17          22,920         5,870       5,840     20,000         --          --         --
    18          24,066         5,700       5,670     20,000         --          --         --
    19          25,270         5,534       5,504     20,000         --          --         --
    20          26,533         5,372       5,342     20,000         --          --         --

    25          33,864         4,619       4,589     20,000         --          --         --
    30          43,219         3,952       3,922     20,000         --          --         --
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.13% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500        10,916       9,891     28,491     10,916       9,891     28,491
    2           11,025        11,864      10,847     28,491     11,864      10,847     28,491
    3           11,576        12,878      11,872     28,491     12,878      11,872     28,491
    4           12,155        13,967      13,127     28,491     13,962      13,122     28,491
    5           12,763        15,150      14,331     28,491     15,123      14,304     28,491
    6           13,401        16,437      15,843     28,491     16,368      15,774     28,491
    7           14,071        17,836      17,273     28,491     17,706      17,143     28,491
    8           14,775        19,357      19,030     28,491     19,147      18,821     28,491
    9           15,513        21,011      20,728     28,491     20,707      20,426     28,491
    10          16,289        22,808      22,778     28,491     22,408      22,378     28,491
    11          17,103        24,962      24,932     28,491     24,478      24,448     28,491
    12          17,959        27,358      27,328     29,273     26,807      26,777     28,684
    13          18,856        30,002      29,972     32,103     29,397      29,367     31,456
    14          19,799        32,904      32,874     34,879     32,240      32,210     34,175
    15          20,789        36,069      36,039     38,234     35,341      35,311     37,462
    16          21,829        39,546      39,516     41,524     38,747      38,717     40,685
    17          22,920        43,336      43,306     45,503     42,459      42,429     44,582
    18          24,066        47,459      47,429     49,832     46,498      46,468     48,823
    19          25,270        51,974      51,974     54,573     50,885      50,885     53,430
    20          26,533        56,955      56,955     59,803     55,675      55,675     58,460

    25          33,864        90,004      90,004     94,505     86,052      86,052     90,356
    30          43,219       142,230     142,230    146,498    132,530     132,530    136,506
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.13% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500        10,326       9,314     28,491     10,326       9,314     28,491
    2           11,025        10,612       9,620     28,491     10,612       9,620     28,491
    3           11,576        10,882       9,912     28,491     10,882       9,911     28,491
    4           12,155        11,161      10,363     28,491     11,132      10,335     28,491
    5           12,763        11,447      10,674     28,491     11,357      10,585     28,491
    6           13,401        11,741      11,194     28,491     11,550      11,005     28,491
    7           14,071        12,044      11,523     28,491     11,702      11,184     28,491
    8           14,775        12,355      12,063     28,491     11,801      11,512     28,491
    9           15,513        12,675      12,413     28,491     11,832      11,572     28,491
    10          16,289        13,004      12,974     28,491     11,777      11,747     28,491
    11          17,103        13,450      13,420     28,491     11,713      11,683     28,491
    12          17,959        13,912      13,882     28,491     11,526      11,496     28,491
    13          18,856        14,391      14,361     28,491     11,190      11,160     28,491
    14          19,799        14,888      14,858     28,491     10,672      10,642     28,491
    15          20,789        15,403      15,373     28,491      9,924       9,894     28,491
    16          21,829        15,936      15,906     28,491      8,884       8,854     28,491
    17          22,920        16,490      16,460     28,491      7,462       7,432     28,491
    18          24,066        17,063      17,033     28,491      5,531       5,501     28,491
    19          25,270        17,658      17,628     28,491      2,916       2,886     28,491
    20          26,533        18,274      18,244     28,491         --          --         --

    25          33,864        21,713      21,683     28,491         --          --         --
    30          43,219        25,829      25,799     28,491         --          --         --
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.87% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500         9,737       8,757     28,491      9,737       8,757     28,491
    2           11,025         9,429       8,503     28,491      9,429       8,503     28,491
    3           11,576         9,114       8,241     28,491      9,102       8,230     28,491
    4           12,155         8,809       8,119     28,491      8,751       8,065     28,491
    5           12,763         8,513       7,866     28,491      8,368       7,731     28,491
    6           13,401         8,226       7,785     28,491      7,944       7,517     28,491
    7           14,071         7,948       7,541     28,491      7,469       7,084     28,491
    8           14,775         7,678       7,456     28,491      6,926       6,723     28,491
    9           15,513         7,417       7,220     28,491      6,297       6,125     28,491
    10          16,289         7,163       7,133     28,491      5,557       5,527     28,491
    11          17,103         6,972       6,942     28,491      4,720       4,690     28,491
    12          17,959         6,786       6,756     28,491      3,709       3,679     28,491
    13          18,856         6,604       6,574     28,491      2,486       2,456     28,491
    14          19,799         6,426       6,396     28,491      1,004         974     28,491
    15          20,789         6,252       6,222     28,491         --          --         --
    16          21,829         6,083       6,053     28,491         --          --         --
    17          22,920         5,916       5,886     28,491         --          --         --
    18          24,066         5,754       5,724     28,491         --          --         --
    19          25,270         5,595       5,565     28,491         --          --         --
    20          26,533         5,440       5,410     28,491         --          --         --

    25          33,864         4,715       4,685     28,491         --          --         --
    30          43,219         4,068       4,038     28,491         --          --         --
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.13% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500        10,547       9,767     28,491     10,547       9,767     28,491
    2           11,025        11,535      10,755     28,491     11,535      10,755     28,491
    3           11,576        12,599      11,819     28,491     12,599      11,819     28,491
    4           12,155        13,753      13,123     28,491     13,746      13,116     28,491
    5           12,763        15,016      14,386     28,491     14,983      14,353     28,491
    6           13,401        16,397      15,967     28,491     16,320      15,890     28,491
    7           14,071        17,909      17,479     28,491     17,770      17,340     28,491
    8           14,775        19,563      19,333     28,491     19,345      19,115     28,491
    9           15,513        21,373      21,143     28,491     21,066      20,836     28,491
    10          16,289        23,353      23,323     28,491     22,961      22,931     28,491
    11          17,103        25,566      25,536     28,491     25,106      25,076     28,491
    12          17,959        28,037      28,007     30,000     27,520      27,490     29,447
    13          18,856        30,748      30,718     32,901     30,180      30,150     32,293
    14          19,799        33,723      33,693     35,747     33,099      33,069     35,086
    15          20,789        36,968      36,938     39,186     36,284      36,254     38,461
    16          21,829        40,532      40,502     42,559     39,781      39,751     41,771
    17          22,920        44,417      44,387     46,638     43,593      43,563     45,774
    18          24,066        48,643      48,613     51,076     47,741      47,711     50,129
    19          25,270        53,272      53,272     55,937     52,247      52,247     54,859
    20          26,533        58,378      58,378     61,297     57,165      57,165     60,024

    25          33,864        92,253      92,253     96,866     88,355      88,355     92,773
    30          43,219       145,783     145,783    150,157    136,077     136,077    140,160
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.13% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500         9,978       9,199     28,491      9,978       9,199     28,491
    2           11,025        10,318       9,538     28,491     10,318       9,538     28,491
    3           11,576        10,649       9,869     28,491     10,646       9,866     28,491
    4           12,155        10,992      10,362     28,491     10,959      10,329     28,491
    5           12,763        11,347      10,717     28,491     11,250      10,620     28,491
    6           13,401        11,714      11,284     28,491     11,514      11,084     28,491
    7           14,071        12,094      11,664     28,491     11,742      11,312     28,491
    8           14,775        12,488      12,258     28,491     11,921      11,691     28,491
    9           15,513        12,895      12,665     28,491     12,038      11,808     28,491
    10          16,289        13,317      13,287     28,491     12,076      12,046     28,491
    11          17,103        13,774      13,744     28,491     12,035      12,005     28,491
    12          17,959        14,248      14,218     28,491     11,875      11,845     28,491
    13          18,856        14,740      14,710     28,491     11,570      11,540     28,491
    14          19,799        15,249      15,219     28,491     11,089      11,059     28,491
    15          20,789        15,777      15,747     28,491     10,387      10,357     28,491
    16          21,829        16,325      16,295     28,491      9,403       9,373     28,491
    17          22,920        16,893      16,863     28,491      8,051       8,021     28,491
    18          24,066        17,481      17,451     28,491      6,208       6,178     28,491
    19          25,270        18,091      18,061     28,491      3,705       3,675     28,491
    20          26,533        18,723      18,693     28,491        307         277     28,491

    25          33,864        22,250      22,220     28,491         --          --         --
    30          43,219        26,473      26,443     28,491         --          --         --
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.87% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1           10,500         9,408       8,672     28,491      9,408       8,672     28,491
    2           11,025         9,168       8,450     28,491      9,168       8,450     28,491
    3           11,576         8,919       8,220     28,491      8,905       8,207     28,491
    4           12,155         8,676       8,125     28,491      8,614       8,067     28,491
    5           12,763         8,439       7,902     28,491      8,287       7,760     28,491
    6           13,401         8,207       7,849     28,491      7,918       7,571     28,491
    7           14,071         7,981       7,632     28,491      7,492       7,163     28,491
    8           14,775         7,761       7,575     28,491      6,996       6,826     28,491
    9           15,513         7,545       7,365     28,491      6,409       6,251     28,491
    10          16,289         7,335       7,305     28,491      5,709       5,679     28,491
    11          17,103         7,141       7,111     28,491      4,875       4,845     28,491
    12          17,959         6,951       6,921     28,491      3,866       3,836     28,491
    13          18,856         6,765       6,735     28,491      2,647       2,617     28,491
    14          19,799         6,584       6,554     28,491      1,171       1,141     28,491
    15          20,789         6,406       6,376     28,491         --          --         --
    16          21,829         6,233       6,203     28,491         --          --         --
    17          22,920         6,064       6,034     28,491         --          --         --
    18          24,066         5,898       5,868     28,491         --          --         --
    19          25,270         5,736       5,706     28,491         --          --         --
    20          26,533         5,577       5,547     28,491         --          --         --

    25          33,864         4,838       4,808     28,491         --          --         --
    30          43,219         4,177       4,147     28,491         --          --         --
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (Money Market Portfolio, North American Government Securities Portfolio, Balanced Growth Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Opportunities Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Equity Portfolio, Strategic Stock Portfolio, Enterprise Portfolio, High Yield Portfolio, Mid-Cap Value Portfolio, Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio and Fixed Income Portfolio sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES    BALANCED GROWTH
                            PORTFOLIO      PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  --------------  ---------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    Money Market
     Portfolio
      Shares 1,218,344
      Cost $1,218,344
      Market Value.......   $1,218,344       --              --
    North American
     Government
     Securities Portfolio
      Shares 125
      Cost $1,254
      Market Value.......      --            $1,257          --
    Balanced Growth
     Portfolio
      Shares 24,069
      Cost $357,026
      Market Value.......      --            --             $351,895
    Utilities Portfolio
      Shares 22,357
      Cost $458,068
      Market Value.......      --            --              --
    Dividend Growth
     Portfolio
      Shares 159,567
      Cost $3,086,903
      Market Value.......      --            --              --
    Value-Added Market
     Portfolio
      Shares 25,249
      Cost $466,441
      Market Value.......      --            --              --
    Growth Portfolio
      Shares 22,953
      Cost $460,414
      Market Value.......      --            --              --
    American
     Opportunities
     Portfolio
      Shares 130,838
      Cost $3,095,128
      Market Value.......      --            --              --
    Global Equity
     Portfolio
      Shares 64,674
      Cost $973,048
      Market Value.......      --            --              --
    Developing Growth
     Portfolio
      Shares 14,468
      Cost $384,333
      Market Value.......      --            --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --              --
  Receivable from fund
   shares sold...........      --            --              --
  Other assets...........           14       --                   12
                            ----------       ------         --------
  Total Assets...........    1,218,358        1,257          351,907
                            ----------       ------         --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --              --
  Payable for fund shares
   purchased.............      --            --              --
  Other liabilities......      --            --              --
                            ----------       ------         --------
  Total Liabilities......      --            --              --
                            ----------       ------         --------
  Net Assets (variable
   life contract
   liabilities)..........   $1,218,358       $1,257         $351,907
                            ==========       ======         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                          VALUE-ADDED                 AMERICAN
                            UTILITIES       DIVIDEND        MARKET       GROWTH     OPPORTUNITIES       GLOBAL
                            PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    EQUITY PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  -----------  -----------  -------------  ----------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    Money Market
     Portfolio
      Shares 1,218,344
      Cost $1,218,344
      Market Value.......     --             --              --           --            --              --
    North American
     Government
     Securities Portfolio
      Shares 125
      Cost $1,254
      Market Value.......     --             --              --           --            --              --
    Balanced Growth
     Portfolio
      Shares 24,069
      Cost $357,026
      Market Value.......     --             --              --           --            --              --
    Utilities Portfolio
      Shares 22,357
      Cost $458,068
      Market Value.......   $382,304         --              --           --            --              --
    Dividend Growth
     Portfolio
      Shares 159,567
      Cost $3,086,903
      Market Value.......     --           $2,347,233        --           --            --              --
    Value-Added Market
     Portfolio
      Shares 25,249
      Cost $466,441
      Market Value.......     --             --            $482,766       --            --              --
    Growth Portfolio
      Shares 22,953
      Cost $460,414
      Market Value.......     --             --              --         $355,309        --              --
    American
     Opportunities
     Portfolio
      Shares 130,838
      Cost $3,095,128
      Market Value.......     --             --              --           --         $1,961,258         --
    Global Equity
     Portfolio
      Shares 64,674
      Cost $973,048
      Market Value.......     --             --              --           --            --             $827,185
    Developing Growth
     Portfolio
      Shares 14,468
      Cost $384,333
      Market Value.......     --             --              --           --            --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --             --              --           --            --              --
  Receivable from fund
   shares sold...........     --                   30        --           --            --              --
  Other assets...........        104               44            28            7             77              62
                            --------       ----------      --------     --------     ----------        --------
  Total Assets...........    382,408        2,347,307       482,794      355,316      1,961,335         827,247
                            --------       ----------      --------     --------     ----------        --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --                  244            60           61             74         --
  Payable for fund shares
   purchased.............     --             --              --           --            --              --
  Other liabilities......     --             --              --           --            --              --
                            --------       ----------      --------     --------     ----------        --------
  Total Liabilities......     --                  244            60           61             74         --
                            --------       ----------      --------     --------     ----------        --------
  Net Assets (variable
   life contract
   liabilities)..........   $382,408       $2,347,063      $482,734     $355,255     $1,961,261        $827,247
                            ========       ==========      ========     ========     ==========        ========


                              DEVELOPING
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    Money Market
     Portfolio
      Shares 1,218,344
      Cost $1,218,344
      Market Value.......       --
    North American
     Government
     Securities Portfolio
      Shares 125
      Cost $1,254
      Market Value.......       --
    Balanced Growth
     Portfolio
      Shares 24,069
      Cost $357,026
      Market Value.......       --
    Utilities Portfolio
      Shares 22,357
      Cost $458,068
      Market Value.......       --
    Dividend Growth
     Portfolio
      Shares 159,567
      Cost $3,086,903
      Market Value.......       --
    Value-Added Market
     Portfolio
      Shares 25,249
      Cost $466,441
      Market Value.......       --
    Growth Portfolio
      Shares 22,953
      Cost $460,414
      Market Value.......       --
    American
     Opportunities
     Portfolio
      Shares 130,838
      Cost $3,095,128
      Market Value.......       --
    Global Equity
     Portfolio
      Shares 64,674
      Cost $973,048
      Market Value.......       --
    Developing Growth
     Portfolio
      Shares 14,468
      Cost $384,333
      Market Value.......      $231,626
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........       --
  Other assets...........             4
                               --------
  Total Assets...........       231,630
                               --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                               --------
  Total Liabilities......       --
                               --------
  Net Assets (variable
   life contract
   liabilities)..........      $231,630
                               ========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                               EMERGING         DIVERSIFIED         MID-CAP
                           MARKETS PORTFOLIO  INCOME PORTFOLIO  EQUITY PORTFOLIO
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ----------------  ----------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    Emerging Markets
     Portfolio
      Shares 2,915
      Cost $33,239
      Market Value.......       $29,153            --                --
    Diversified Income
     Portfolio
      Shares 75,938
      Cost $728,922
      Market Value.......       --                $530,804           --
    Mid-Cap Equity
     Portfolio
      Shares 25,332
      Cost $385,937
      Market Value.......       --                 --               $247,999
  Investments in Van
   Kampen Life Investment
   Trust:
    Strategic Stock
     Portfolio
      Shares 1,674
      Cost $19,097
      Market Value.......       --                 --                --
    Enterprise Portfolio
      Shares 11,284
      Cost $268,380
      Market Value.......       --                 --                --
  Investments in
   Universal
   Institutional, Inc.:
    High Yield Portfolio
      Shares 7,620
      Cost $74,635
      Market Value.......       --                 --                --
    Mid-Cap Value
     Portfolio
      Shares 9,249
      Cost $144,360
      Market Value.......       --                 --                --
    Emerging Markets Debt
     Portfolio
      Shares 4,112
      Cost $29,043
      Market Value.......       --                 --                --
    Emerging Markets
     Equity Portfolio
      Shares 514
      Cost $6,438
      Market Value.......       --                 --                --
    Fixed Income
     Portfolio
      Shares 8,252
      Cost $91,997
      Market Value.......       --                 --                --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --                --
  Receivable from fund
   shares sold...........       --                 --                --
  Other assets...........             8                  2                 2
                                -------           --------          --------
  Total Assets...........        29,161            530,806           248,001
                                -------           --------          --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                      20           --
  Payable for fund shares
   purchased.............       --                 --                --
  Other liabilities......       --                 --                --
                                -------           --------          --------
  Total Liabilities......       --                      20           --
                                -------           --------          --------
  Net Assets (variable
   life contract
   liabilities)..........       $29,161           $530,786          $248,001
                                =======           ========          ========

  *  Amounts represent from inception, May 1, 2000, to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                             EMERGING       EMERGING
                              STRATEGIC     ENTERPRISE        HIGH            MID-CAP      MARKETS DEBT  MARKETS EQUITY
                           STOCK PORTFOLIO   PORTFOLIO   YIELD PORTFOLIO  VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ---------------  ---------------  ------------  --------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    Emerging Markets
     Portfolio
      Shares 2,915
      Cost $33,239
      Market Value.......      --              --            --               --              --             --
    Diversified Income
     Portfolio
      Shares 75,938
      Cost $728,922
      Market Value.......      --              --            --               --              --             --
    Mid-Cap Equity
     Portfolio
      Shares 25,332
      Cost $385,937
      Market Value.......      --              --            --               --              --             --
  Investments in Van
   Kampen Life Investment
   Trust:
    Strategic Stock
     Portfolio
      Shares 1,674
      Cost $19,097
      Market Value.......      $19,838         --            --               --              --             --
    Enterprise Portfolio
      Shares 11,284
      Cost $268,380
      Market Value.......      --            $168,025        --               --              --             --
  Investments in
   Universal
   Institutional, Inc.:
    High Yield Portfolio
      Shares 7,620
      Cost $74,635
      Market Value.......      --              --            $51,360          --              --             --
    Mid-Cap Value
     Portfolio
      Shares 9,249
      Cost $144,360
      Market Value.......      --              --            --              $134,659         --             --
    Emerging Markets Debt
     Portfolio
      Shares 4,112
      Cost $29,043
      Market Value.......      --              --            --               --             $28,536         --
    Emerging Markets
     Equity Portfolio
      Shares 514
      Cost $6,438
      Market Value.......      --              --            --               --              --             $3,406
    Fixed Income
     Portfolio
      Shares 8,252
      Cost $91,997
      Market Value.......      --              --            --               --              --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --            --               --              --             --
  Receivable from fund
   shares sold...........      --              --            --               --              --             --
  Other assets...........            2         --            --               --              --             --
                               -------       --------        -------         --------        -------         ------
  Total Assets...........       19,840        168,025         51,360          134,659         28,536          3,406
                               -------       --------        -------         --------        -------         ------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              --            --               --              --             --
  Payable for fund shares
   purchased.............      --              --            --               --              --             --
  Other liabilities......      --              --            --               --              --             --
                               -------       --------        -------         --------        -------         ------
  Total Liabilities......      --              --            --               --              --             --
                               -------       --------        -------         --------        -------         ------
  Net Assets (variable
   life contract
   liabilities)..........      $19,840       $168,025        $51,360         $134,659        $28,536         $3,406
                               =======       ========        =======         ========        =======         ======

                              FIXED
                              INCOME
                            PORTFOLIO
                           SUB-ACCOUNT*
                           ------------
ASSETS:
  Investments in Morgan
   Stanley Trust:
    Emerging Markets
     Portfolio
      Shares 2,915
      Cost $33,239
      Market Value.......     --
    Diversified Income
     Portfolio
      Shares 75,938
      Cost $728,922
      Market Value.......     --
    Mid-Cap Equity
     Portfolio
      Shares 25,332
      Cost $385,937
      Market Value.......     --
  Investments in Van
   Kampen Life Investment
   Trust:
    Strategic Stock
     Portfolio
      Shares 1,674
      Cost $19,097
      Market Value.......     --
    Enterprise Portfolio
      Shares 11,284
      Cost $268,380
      Market Value.......     --
  Investments in
   Universal
   Institutional, Inc.:
    High Yield Portfolio
      Shares 7,620
      Cost $74,635
      Market Value.......     --
    Mid-Cap Value
     Portfolio
      Shares 9,249
      Cost $144,360
      Market Value.......     --
    Emerging Markets Debt
     Portfolio
      Shares 4,112
      Cost $29,043
      Market Value.......     --
    Emerging Markets
     Equity Portfolio
      Shares 514
      Cost $6,438
      Market Value.......     --
    Fixed Income
     Portfolio
      Shares 8,252
      Cost $91,997
      Market Value.......    $89,536
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --
  Receivable from fund
   shares sold...........     --
  Other assets...........     --
                             -------
  Total Assets...........     89,536
                             -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --
  Payable for fund shares
   purchased.............     --
  Other liabilities......     --
                             -------
  Total Liabilities......     --
                             -------
  Net Assets (variable
   life contract
   liabilities)..........    $89,536
                             =======

  *  Amounts represent from inception, May 1, 2000, to December 31, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS     PRICE      LIABILITY
                                     ------------  -----------  -----------
VARIABLE LIFE CONTRACTS:
  Money Market Portfolio...........      972,877   $ 1.252325   $1,218,358
  North American Government
   Securities Portfolio............          100    12.572064        1,257
  Balanced Growth Portfolio........       24,637    14.283544      351,907
  Utilities Portfolio..............       24,194    15.805870      382,408
  Dividend Growth Portfolio........      175,379    13.382770    2,347,063
  Value-Added Market Portfolio.....       30,139    16.016697      482,734
  Growth Portfolio.................       26,239    13.539343      355,255
  American Opportunities
   Portfolio.......................      113,056    17.347667    1,961,261
  Global Equity Portfolio..........       68,771    12.028929      827,247
  Developing Growth Portfolio......       15,692    14.760751      231,630
  Emerging Markets Portfolio.......        3,495     8.342850       29,161
  Diversified Income Portfolio.....       53,375     9.944536      530,786
  Mid-Cap Equity Portfolio.........       22,388    11.077661      248,001
  Strategic Stock Portfolio........        1,764    11.244374       19,840
  Enterprise Portfolio.............       18,548     9.058995      168,025
  High Yield Portfolio.............        5,585     9.196282       51,360
  Mid-Cap Value Portfolio..........       10,350    13.011007      134,659
  Emerging Markets Debt
   Portfolio.......................        2,651    10.763915       28,536
  Emerging Markets Equity
   Portfolio.......................          570     5.976749        3,406
  Fixed Income Portfolio...........        7,439    12.035817       89,536
                                                                ----------
GRAND TOTAL........................                             $9,462,430
                                                                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES    BALANCED GROWTH
                            PORTFOLIO      PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $45,032          $59            $ 9,693
                             -------          ---            -------
    Net investment
     income..............     45,032           59              9,693
                             -------          ---            -------
CAPITAL GAINS INCOME.....     --            --               --
                             -------          ---            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --            --                   (32)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --            --                (5,540)
                             -------          ---            -------
    Net gain (loss) on
     investments.........     --            --                (5,572)
                             -------          ---            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $45,032          $59            $ 4,121
                             =======          ===            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                          VALUE-ADDED                 AMERICAN
                            UTILITIES       DIVIDEND        MARKET       GROWTH     OPPORTUNITIES       GLOBAL
                            PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    EQUITY PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  -----------  -----------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $   9,752      $  44,831       $  4,514     $ --         $     5,881      $   7,029
                            ---------      ---------       --------     --------     -----------      ---------
    Net investment
     income..............       9,752         44,831          4,514       --               5,881          7,029
                            ---------      ---------       --------     --------     -----------      ---------
CAPITAL GAINS INCOME.....       9,283        --              26,793       22,070         603,858         99,645
                            ---------      ---------       --------     --------     -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (660)         8,302         (2,584)       2,208         (23,816)       (13,590)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (149,483)      (189,992)       (40,524)     (81,019)     (1,476,986)      (288,663)
                            ---------      ---------       --------     --------     -----------      ---------
    Net gain (loss) on
     investments.........    (150,143)      (181,690)       (43,108)     (78,811)     (1,500,802)      (302,253)
                            ---------      ---------       --------     --------     -----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(131,108)     $(136,859)      $(11,801)    $(56,741)    $  (891,063)     $(195,579)
                            =========      =========       ========     ========     ===========      =========


                              DEVELOPING
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............     $   2,815
                              ---------
    Net investment
     income..............         2,815
                              ---------
CAPITAL GAINS INCOME.....        44,177
                              ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (3,324)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (127,968)
                              ---------
    Net gain (loss) on
     investments.........      (131,292)
                              ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ (84,300)
                              =========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               EMERGING         DIVERSIFIED         MID-CAP
                           MARKETS PORTFOLIO  INCOME PORTFOLIO  EQUITY PORTFOLIO
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $--               $ 38,126         $ --
                                -------           --------         ---------
    Net investment
     income..............       --                  38,126           --
                                -------           --------         ---------
CAPITAL GAINS INCOME.....       --                 --                --
                                -------           --------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           504                (23)          (56,183)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,668)           (60,685)         (109,190)
                                -------           --------         ---------
    Net gain (loss) on
     investments.........        (1,164)           (60,708)         (165,373)
                                -------           --------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(1,164)          $(22,582)        $(165,373)
                                =======           ========         =========

  *  Amounts represent from inception, May 1, 2000, to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                             EMERGING       EMERGING
                              STRATEGIC     ENTERPRISE        HIGH            MID-CAP      MARKETS DEBT  MARKETS EQUITY
                           STOCK PORTFOLIO   PORTFOLIO   YIELD PORTFOLIO  VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ---------------  ---------------  ------------  --------------
INVESTMENT INCOME:
  Dividends..............       $ 384        $    391        $ 5,818          $   152         $2,499        -$-
                                -----        --------        -------          -------         ------         -----
    Net investment
     income..............         384             391          5,818              152          2,499        --
                                -----        --------        -------          -------         ------         -----
CAPITAL GAINS INCOME.....      --              14,204        --               --              --            --
                                -----        --------        -------          -------         ------         -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          19          (8,150)             3             (140)            69            (6)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (191)        (55,390)        (8,225)          (3,496)           120          (237)
                                -----        --------        -------          -------         ------         -----
    Net gain (loss) on
     investments.........        (172)        (63,540)        (8,222)          (3,636)           189          (243)
                                -----        --------        -------          -------         ------         -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 212        $(48,945)       $(2,404)         $(3,484)        $2,688         $(243)
                                =====        ========        =======          =======         ======         =====

                              FIXED
                              INCOME
                            PORTFOLIO
                           SUB-ACCOUNT*
                           ------------
INVESTMENT INCOME:
  Dividends..............    $ 3,586
                             -------
    Net investment
     income..............      3,586
                             -------
CAPITAL GAINS INCOME.....      1,383
                             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         15
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,462)
                             -------
    Net gain (loss) on
     investments.........     (2,447)
                             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 2,522
                             =======

  *  Amounts represent from inception, May 1, 2000, to December 31, 2001.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES    BALANCED GROWTH
                            PORTFOLIO      PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................  $    45,032       $   59         $  9,693
  Capital gains income...      --            --              --
  Net realized gain
   (loss) on security
   transactions..........      --            --                  (32)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            --               (5,540)
                           -----------       ------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       45,032           59            4,121
                           -----------       ------         --------
UNIT TRANSACTIONS:
  Purchases..............      172,660       --              --
  Net transfers..........     (122,278)      --               48,317
  Surrenders for benefit
   payments and fees.....     (177,580)      --               (6,954)
  Net loan activity......      152,624       --                 (170)
  Cost of insurance......      (29,401)      --               (7,356)
                           -----------       ------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (3,975)      --               33,837
                           -----------       ------         --------
  Net increase (decrease)
   in net assets.........       41,057           59           37,958
NET ASSETS:
  Beginning of period....    1,177,301        1,198          313,949
                           -----------       ------         --------
  End of period..........  $ 1,218,358       $1,257         $351,907
                           ===========       ======         ========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES    BALANCED GROWTH
                            PORTFOLIO      PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................  $    77,292       $   69         $ 10,018
  Capital gains income...      --            --                2,124
  Net realized gain
   (loss) on security
   transactions..........      --            --                 (945)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --                 5            5,713
                           -----------       ------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       77,292           74           16,910
                           -----------       ------         --------
UNIT TRANSACTIONS:
  Purchases..............    1,825,268       --              --
  Net transfers..........   (1,804,922)      --               35,458
  Surrenders for benefit
   payments and fees.....      (54,483)      --              (21,224)
  Net loan activity......     (210,920)      --               (5,159)
  Cost of insurance......      (25,754)      --               (4,644)
                           -----------       ------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (270,811)      --                4,431
                           -----------       ------         --------
  Net increase (decrease)
   in net assets.........     (193,519)          74           21,341
NET ASSETS:
  Beginning of period....    1,370,820        1,124          292,608
                           -----------       ------         --------
  End of period..........  $ 1,177,301       $1,198         $313,949
                           ===========       ======         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                           AMERICAN
                            UTILITIES       DIVIDEND        VALUE-ADDED       GROWTH     OPPORTUNITIES       GLOBAL
                            PORTFOLIO   GROWTH PORTFOLIO  MARKET PORTFOLIO   PORTFOLIO     PORTFOLIO    EQUITY PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  ----------------  -----------  -------------  ----------------
OPERATIONS:
  Net investment
   income................   $   9,752      $   44,831         $  4,514       $ --         $     5,881      $    7,029
  Capital gains income...       9,283        --                 26,793         22,070         603,858          99,645
  Net realized gain
   (loss) on security
   transactions..........        (660)          8,302           (2,584)         2,208         (23,816)        (13,590)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (149,483)       (189,992)         (40,524)       (81,019)     (1,476,986)       (288,663)
                            ---------      ----------         --------       --------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (131,108)       (136,859)         (11,801)       (56,741)       (891,063)       (195,579)
                            ---------      ----------         --------       --------     -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      --            --                --              --             --             --
  Net transfers..........      20,501         (56,184)          (4,085)        36,289          (1,806)        (18,169)
  Surrenders for benefit
   payments and fees.....      (1,874)        (15,090)          (1,683)        (3,695)       (101,038)        (78,593)
  Net loan activity......      (1,015)          2,695             (116)            (6)         (1,198)         (2,717)
  Cost of insurance......     (10,305)        (53,813)         (11,491)        (8,028)        (54,937)        (25,713)
                            ---------      ----------         --------       --------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,307        (122,392)         (17,375)        24,560        (158,979)       (125,192)
                            ---------      ----------         --------       --------     -----------      ----------
  Net increase (decrease)
   in net assets.........    (123,801)       (259,251)         (29,176)       (32,181)     (1,050,042)       (320,771)
NET ASSETS:
  Beginning of period....     506,209       2,606,314          511,910        387,436       3,011,303       1,148,018
                            ---------      ----------         --------       --------     -----------      ----------
  End of period..........   $ 382,408      $2,347,063         $482,734       $355,255     $ 1,961,261      $  827,247
                            =========      ==========         ========       ========     ===========      ==========


                              DEVELOPING
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................     $   2,815
  Capital gains income...        44,177
  Net realized gain
   (loss) on security
   transactions..........        (3,324)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (127,968)
                              ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (84,300)
                              ---------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........         2,389
  Surrenders for benefit
   payments and fees.....       (13,115)
  Net loan activity......          (232)
  Cost of insurance......        (6,231)
                              ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (17,189)
                              ---------
  Net increase (decrease)
   in net assets.........      (101,489)
NET ASSETS:
  Beginning of period....       333,119
                              ---------
  End of period..........     $ 231,630
                              =========

                                                                                           AMERICAN
                            UTILITIES       DIVIDEND        VALUE-ADDED       GROWTH     OPPORTUNITIES       GLOBAL
                            PORTFOLIO   GROWTH PORTFOLIO  MARKET PORTFOLIO   PORTFOLIO     PORTFOLIO    EQUITY PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  ----------------  -----------  -------------  ----------------
OPERATIONS:
  Net investment
   income................   $   7,715      $   56,787         $  1,954       $ --         $   --           $    3,270
  Capital gains income...      26,272         580,847           43,170         17,494         257,664          70,535
  Net realized gain
   (loss) on security
   transactions..........      20,862         (51,335)          (2,257)         1,206          (5,522)         (2,381)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (63,093)       (520,654)           9,542        (78,785)       (437,287)       (144,987)
                            ---------      ----------         --------       --------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (8,244)         65,645           52,409        (60,085)       (185,145)        (73,563)
                            ---------      ----------         --------       --------     -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      --            --                --              --             --             --
  Net transfers..........      58,351        (518,337)          29,334        260,931         847,708         363,346
  Surrenders for benefit
   payments and fees.....     (34,711)        (27,008)          (4,037)       (10,705)        (67,619)         (9,892)
  Net loan activity......      (7,131)        (19,931)          (5,416)            (1)        (42,219)        (12,357)
  Cost of insurance......      (8,824)        (42,831)          (8,026)        (4,940)        (52,048)        (19,458)
                            ---------      ----------         --------       --------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,685        (608,107)          11,855        245,285         685,822         321,639
                            ---------      ----------         --------       --------     -----------      ----------
  Net increase (decrease)
   in net assets.........        (559)       (542,462)          64,264        185,200         500,677         248,076
NET ASSETS:
  Beginning of period....     506,768       3,148,776          447,646        202,236       2,510,626         899,942
                            ---------      ----------         --------       --------     -----------      ----------
  End of period..........   $ 506,209      $2,606,314         $511,910       $387,436     $ 3,011,303      $1,148,018
                            =========      ==========         ========       ========     ===========      ==========


                              DEVELOPING
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................     $      16
  Capital gains income...        60,740
  Net realized gain
   (loss) on security
   transactions..........         7,479
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (167,278)
                              ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (99,043)
                              ---------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........       164,683
  Surrenders for benefit
   payments and fees.....        (3,773)
  Net loan activity......        (1,504)
  Cost of insurance......        (5,623)
                              ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       153,783
                              ---------
  Net increase (decrease)
   in net assets.........        54,740
NET ASSETS:
  Beginning of period....       278,379
                              ---------
  End of period..........     $ 333,119
                              =========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES    BALANCED GROWTH
                            PORTFOLIO      PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................  $    69,562       $   50         $  8,122
  Capital gains income...      --            --               29,269
  Net realized gain
   (loss) on security
   transactions..........      --            --                  961
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --               (13)         (28,404)
                           -----------       ------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       69,562           37            9,948
                           -----------       ------         --------
UNIT TRANSACTIONS:
  Purchases..............    1,959,285       --              --
  Net transfers..........   (2,210,610)      --               42,689
  Surrenders for benefit
   payments and fees.....      (56,096)      --               (3,655)
  Net loan activity......      (91,966)      --              (21,216)
  Cost of insurance......      (29,070)      --               (4,482)
                           -----------       ------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (428,457)      --               13,336
                           -----------       ------         --------
  Net increase (decrease)
   in net assets.........     (358,895)          37           23,284
NET ASSETS:
  Beginning of period....    1,729,715        1,087          269,324
                           -----------       ------         --------
  End of period..........  $ 1,370,820       $1,124         $292,608
                           ===========       ======         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                           AMERICAN
                            UTILITIES       DIVIDEND        VALUE-ADDED       GROWTH     OPPORTUNITIES       GLOBAL
                            PORTFOLIO   GROWTH PORTFOLIO  MARKET PORTFOLIO   PORTFOLIO     PORTFOLIO    EQUITY PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  ----------------  -----------  -------------  ----------------
OPERATIONS:
  Net investment
   income................   $  4,661       $   55,367         $  4,329       $      9     $    4,261        $  2,417
  Capital gains income...      2,276          260,547           14,979         12,458        122,775         --
  Net realized gain
   (loss) on security
   transactions..........        597            7,056            1,058          1,433         12,138              (9)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    126,977         (299,961)          22,445         42,230        613,973         215,470
                            --------       ----------         --------       --------     ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    134,511           23,009           42,811         56,130        753,147         217,878
                            --------       ----------         --------       --------     ----------        --------
UNIT TRANSACTIONS:
  Purchases..............     --             --                --              --            --              --
  Net transfers..........    272,250          448,984          103,577         35,318        754,331         129,076
  Surrenders for benefit
   payments and fees.....     (5,087)        (112,852)         (33,015)        (9,766)       (28,694)        (28,550)
  Net loan activity......     (1,292)         (37,255)          (1,188)            (1)       (26,398)           (826)
  Cost of insurance......     (5,973)         (50,992)          (7,050)        (2,527)       (22,090)        (10,672)
                            --------       ----------         --------       --------     ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    259,898          247,885           62,324         23,024        677,149          89,028
                            --------       ----------         --------       --------     ----------        --------
  Net increase (decrease)
   in net assets.........    394,409          270,894          105,135         79,154      1,430,296         306,906
NET ASSETS:
  Beginning of period....    112,359        2,877,882          342,511        123,082      1,080,330         593,036
                            --------       ----------         --------       --------     ----------        --------
  End of period..........   $506,768       $3,148,776         $447,646       $202,236     $2,510,626        $899,942
                            ========       ==========         ========       ========     ==========        ========


                              DEVELOPING
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................      $    108
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        10,634
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       130,695
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       141,437
                               --------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........        17,691
  Surrenders for benefit
   payments and fees.....       (37,343)
  Net loan activity......       --
  Cost of insurance......        (3,031)
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (22,683)
                               --------
  Net increase (decrease)
   in net assets.........       118,754
NET ASSETS:
  Beginning of period....       159,625
                               --------
  End of period..........      $278,379
                               ========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               EMERGING         DIVERSIFIED         MID-CAP
                           MARKETS PORTFOLIO  INCOME PORTFOLIO  EQUITY PORTFOLIO
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................      $--                $ 38,126         $ --
  Capital gains income...       --                 --                --
  Net realized gain
   (loss) on security
   transactions..........           504                (23)          (56,183)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,668)           (60,685)         (109,190)
                               --------           --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,164)           (22,582)         (165,373)
                               --------           --------         ---------
UNIT TRANSACTIONS:
  Purchases..............       --                 --                --
  Net transfers..........        (6,476)           --                (11,563)
  Surrenders for benefit
   payments and fees.....          (128)            (1,927)          (21,304)
  Net loan activity......       --                   5,455             3,207
  Cost of insurance......          (615)           (12,340)           (7,679)
                               --------           --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (7,219)            (8,812)          (37,339)
                               --------           --------         ---------
  Net increase (decrease)
   in net assets.........        (8,383)           (31,394)         (202,712)
NET ASSETS:
  Beginning of period....        37,544            562,180           450,713
                               --------           --------         ---------
  End of period..........      $ 29,161           $530,786         $ 248,001
                               ========           ========         =========

  *  Amounts represent from inception, May 1, 2000, to December 31, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                               EMERGING         DIVERSIFIED         MID-CAP
                           MARKETS PORTFOLIO  INCOME PORTFOLIO  EQUITY PORTFOLIO
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................      $--                $ 48,229         $ --
  Capital gains income...       --                 --                 39,225
  Net realized gain
   (loss) on security
   transactions..........         3,044               (138)               69
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (18,096)           (75,720)         (233,728)
                               --------           --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (15,052)           (27,629)         (194,434)
                               --------           --------         ---------
UNIT TRANSACTIONS:
  Purchases..............       --                 --                --
  Net transfers..........       (12,007)            59,475           261,358
  Surrenders for benefit
   payments and fees.....          (475)            (4,676)          (43,536)
  Net loan activity......       --                     (29)           (2,653)
  Cost of insurance......          (721)            (9,002)          (10,013)
                               --------           --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (13,203)            45,768           205,156
                               --------           --------         ---------
  Net increase (decrease)
   in net assets.........       (28,255)            18,139            10,722
NET ASSETS:
  Beginning of period....        65,799            544,041           439,991
                               --------           --------         ---------
  End of period..........      $ 37,544           $562,180         $ 450,713
                               ========           ========         =========

  *  Amounts represent from inception, May 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                             EMERGING       EMERGING
                              STRATEGIC     ENTERPRISE        HIGH            MID-CAP      MARKETS DEBT  MARKETS EQUITY
                           STOCK PORTFOLIO   PORTFOLIO   YIELD PORTFOLIO  VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ---------------  ---------------  ------------  --------------
OPERATIONS:
  Net investment
   income................     $    384       $     391      $  5,818         $    152        $ 2,499        $--
  Capital gains income...      --               14,204       --               --              --             --
  Net realized gain
   (loss) on security
   transactions..........           19          (8,150)            3             (140)            69              (6)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (191)        (55,390)       (8,225)          (3,496)           120            (237)
                              --------       ---------      --------         --------        -------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          212         (48,945)       (2,404)          (3,484)         2,688            (243)
                              --------       ---------      --------         --------        -------        --------
UNIT TRANSACTIONS:
  Purchases..............      --               --           --               --              --             --
  Net transfers..........      --              (10,524)      --                35,831         --             --
  Surrenders for benefit
   payments and fees.....          (66)         (2,788)         (207)          (3,595)          (108)            (19)
  Net loan activity......      --                3,670       --                (1,619)        (1,349)        --
  Cost of insurance......         (380)         (4,261)       (1,112)          (2,865)          (607)            (67)
                              --------       ---------      --------         --------        -------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (446)        (13,903)       (1,319)          27,752         (2,064)            (86)
                              --------       ---------      --------         --------        -------        --------
  Net increase (decrease)
   in net assets.........         (234)        (62,848)       (3,723)          24,268            624            (329)
NET ASSETS:
  Beginning of period....       20,074         230,873        55,083          110,391         27,912           3,735
                              --------       ---------      --------         --------        -------        --------
  End of period..........     $ 19,840       $ 168,025      $ 51,360         $134,659        $28,536        $  3,406
                              ========       =========      ========         ========        =======        ========

                              FIXED
                              INCOME
                            PORTFOLIO
                           SUB-ACCOUNT*
                           ------------
OPERATIONS:
  Net investment
   income................    $ 3,586
  Capital gains income...      1,383
  Net realized gain
   (loss) on security
   transactions..........         15
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,462)
                             -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,522
                             -------
UNIT TRANSACTIONS:
  Purchases..............     --
  Net transfers..........     87,756
  Surrenders for benefit
   payments and fees.....          1
  Net loan activity......     --
  Cost of insurance......       (743)
                             -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     87,014
                             -------
  Net increase (decrease)
   in net assets.........     89,536
NET ASSETS:
  Beginning of period....     --
                             -------
  End of period..........    $89,536
                             =======

  *  Amounts represent from inception, May 1, 2000, to December 31, 2001.

                                                                                             EMERGING       EMERGING
                              STRATEGIC     ENTERPRISE        HIGH            MID-CAP      MARKETS DEBT  MARKETS EQUITY
                           STOCK PORTFOLIO   PORTFOLIO   YIELD PORTFOLIO  VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*
                           ---------------  -----------  ---------------  ---------------  ------------  --------------
OPERATIONS:
  Net investment
   income................     $    108       $     328      $  7,233         $    137        $ 2,854        $--
  Capital gains income...          225          18,487       --                13,459         --                 559
  Net realized gain
   (loss) on security
   transactions..........         (337)         (2,103)         (920)             948             31             (16)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        1,346         (63,904)      (13,428)          (6,173)          (229)         (2,795)
                              --------       ---------      --------         --------        -------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,342         (47,192)       (7,115)           8,371          2,656          (2,252)
                              --------       ---------      --------         --------        -------        --------
UNIT TRANSACTIONS:
  Purchases..............      --               --           --               --              --             --
  Net transfers..........       12,524         145,887        12,004           70,508          7,650           6,048
  Surrenders for benefit
   payments and fees.....          (47)         (1,803)         (536)            (570)          (212)            (27)
  Net loan activity......      --                 (305)      --                  (189)          (370)        --
  Cost of insurance......         (196)         (3,936)       (1,007)          (1,194)          (403)            (34)
                              --------       ---------      --------         --------        -------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       12,281         139,843        10,461           68,555          6,665           5,987
                              --------       ---------      --------         --------        -------        --------
  Net increase (decrease)
   in net assets.........       13,623          92,651         3,346           76,926          9,321           3,735
NET ASSETS:
  Beginning of period....        6,451         138,222        51,737           33,465         18,591         --
                              --------       ---------      --------         --------        -------        --------
  End of period..........     $ 20,074       $ 230,873      $ 55,083         $110,391        $27,912        $  3,735
                              ========       =========      ========         ========        =======        ========

  *  Amounts represent from inception, May 1, 2000 to December 31, 2000.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

              (REPAGINATE SO SPREADING TABLES START ON EVEN PAGE.)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                               EMERGING         DIVERSIFIED         MID-CAP
                           MARKETS PORTFOLIO  INCOME PORTFOLIO  EQUITY PORTFOLIO
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT**
                           -----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................       $    69           $ 38,498          $  1,210
  Capital gains income...       --                 --                --
  Net realized gain
   (loss) on security
   transactions..........           440                (66)            4,027
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        25,757            (47,039)          192,212
                                -------           --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        26,266             (8,607)          197,449
                                -------           --------          --------
UNIT TRANSACTIONS:
  Purchases..............       --                 --                --
  Net transfers..........        21,042            120,871            80,849
  Surrenders for benefit
   payments and fees.....        (2,378)            (5,042)          (36,778)
  Net loan activity......       --                    (930)          --
  Cost of insurance......          (575)            (7,483)           (3,876)
                                -------           --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        18,089            107,416            40,195
                                -------           --------          --------
  Net increase (decrease)
   in net assets.........        44,355             98,809           237,644
NET ASSETS:
  Beginning of period....        21,444            445,232           202,347
                                -------           --------          --------
  End of period..........       $65,799           $544,041          $439,991
                                =======           ========          ========

 **  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                             EMERGING
                              STRATEGIC     ENTERPRISE        HIGH            MID-CAP      MARKETS DEBT
                           STOCK PORTFOLIO   PORTFOLIO   YIELD PORTFOLIO  VALUE PORTFOLIO   PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------  ---------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................      $    10       $     32        $ 4,014          $    51        $ 2,330
  Capital gains income...            3            752        --                 3,632         --
  Net realized gain
   (loss) on security
   transactions..........          (94)            37             40               92             19
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (448)        17,143           (804)              (6)             5
                               -------       --------        -------          -------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (529)        17,964          3,250            3,769          2,354
                               -------       --------        -------          -------        -------
UNIT TRANSACTIONS:
  Purchases..............      --              --            --               --              --
  Net transfers..........        7,015        114,693         15,593           30,133         16,500
  Surrenders for benefit
   payments and fees.....       (1,037)        (2,134)        (5,148)          (1,287)          (896)
  Net loan activity......      --                (845)       --               --              --
  Cost of insurance......          (31)        (1,708)          (680)            (156)           (46)
                               -------       --------        -------          -------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        5,947        110,006          9,765           28,690         15,558
                               -------       --------        -------          -------        -------
  Net increase (decrease)
   in net assets.........        5,418        127,970         13,015           32,459         17,912
NET ASSETS:
  Beginning of period....        1,033         10,252         38,722            1,006            679
                               -------       --------        -------          -------        -------
  End of period..........      $ 6,451       $138,222        $51,737          $33,465        $18,591
                               =======       ========        =======          =======        =======

 **  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in various mutual funds (the Funds) as directed by the policyowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable life policies, provides the mortality and expense undertakings and with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable policyowner accounts, in accordance with the terms of the policies. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) TAX EXPENSE CHARGE--The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-20 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount has outstanding units.

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
HLA Separate Account Five
  MSDW Select Dimensions
   Money Market Portfolio
    2001 Lowest contract
     charges.............       972,877   1.252325       1,218,358     --        3.70%        3.85%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   North American
   Government Securities
   Portfolio
    2001 Lowest contract
     charges.............           100  12.572064           1,257     --        4.71%        4.91%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   Balanced Growth
   Portfolio
    2001 Lowest contract
     charges.............        24,637  14.283544         351,907     --        2.92%        1.21%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   Utilities Portfolio
    2001 Lowest contract
     charges.............        24,194  15.805870         382,408     --        2.21%      (25.51)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   Dividend Growth
   Portfolio
    2001 Lowest contract
     charges.............       175,379  13.382770       2,347,063     --        1.77%       (5.45)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   Value-Added Market
   Portfolio
    2001 Lowest contract
     charges.............        30,139  16.016697         482,734     --        0.91%       (1.83)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   Growth Portfolio
    2001 Lowest contract
     charges.............        26,239  13.539343         355,255     --       --          (15.23)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   American Opportunities
   Portfolio
    2001 Lowest contract
     charges.............       113,056  17.347667       1,961,261     --        0.25%      (29.47)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   Global Equity
   Portfolio
    2001 Lowest contract
     charges.............        68,771  12.028929         827,247     --        0.71%      (17.22)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   Developing Growth
   Portfolio
    2001 Lowest contract
     charges.............        15,692  14.760751         231,630     --        1.08%      (25.49)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   Emerging Markets
   Portfolio
    2001 Lowest contract
     charges.............         3,495   8.342850          29,161     --       --           (3.38)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   Diversified Income
   Portfolio
    2001 Lowest contract
     charges.............        53,375   9.944536         530,786     --        6.90%       (4.06)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                              INVESTMENT
                                            UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                              UNITS      FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           ------------  ----------  --------------  -------  ----------  ---------
  MSDW Select Dimensions
   Mid-Cap Growth
   Portfolio
    2001 Lowest contract
     charges.............        22,388  11.077661         248,001     --       --          (36.39)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Van Kampen Strategic
   Stock Portfolio
    2001 Lowest contract
     charges.............         1,764  11.244374          19,840     --        1.93%        1.08%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  Van Kampen Enterprise
   Portfolio
    2001 Lowest contract
     charges.............        18,548   9.058995         168,025     --        0.22%      (20.42)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Universal High
   Yield Portfolio
    2001 Lowest contract
     charges.............         5,585   9.196282          51,360     --       10.58%       (4.47)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Universal Mid-Cap
   Value Portfolio
    2001 Lowest contract
     charges.............        10,350  13.011007         134,659     --        0.12%       (3.15)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   Emerging Markets Debt
   Portfolio
    2001 Lowest contract
     charges.............         2,651  10.763915          28,536     --        8.83%       10.10%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Select Dimensions
   Emerging Markets
   Equity Portfolio
    2001 Lowest contract
     charges.............           570   5.976749           3,406     --       --           (6.49)%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --
  MSDW Universal Fixed
   Income Portfolio
    2001 Lowest contract
     charges.............         7,439  12.035817          89,536     --        9.35%        9.32%
        Highest contract
         charges.........       --          --            --           --       --           --
        Remaining
         contract
         charges.........       --          --            --           --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as morality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-22 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.